Short-term Bank Loans (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Short-term Bank Loans and Notes Payable	$ 2,264,812	$ 3,636,591
Loan payable to Bank of China Lishui Branch | Loan payable One [Member]
Short-term Bank Loans and Notes Payable	2,264,812	2,331,591
Loan payable to SPD bank | Loan payable Two [Member]
Short-term Bank Loans and Notes Payable	$ 0	$ 1,305,000